Loans (Information By Class Related To Individually Impaired Loans) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		$ 298,778	$ 308,049
Unpaid Principal Balance		336,303	356,694
Related Allowance		45,818	51,032
Average Recorded Investment		310,368	337,219
Interest Income Recognized		6,779	6,771
Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		51,086	39,527
Unpaid Principal Balance		58,776	52,538
Related Allowance		4,413	4,124
Average Recorded Investment		52,779	58,225
Interest Income Recognized		994	1,227
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		247,692	268,522
Unpaid Principal Balance		277,527	304,156
Related Allowance		41,405	46,908
Average Recorded Investment		257,589	278,994
Interest Income Recognized		5,785	5,544
Impaired Loans With No Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		10,419	8,538
Unpaid Principal Balance		16,636	17,140
Related Allowance		0	0
Average Recorded Investment		13,552	14,093
Interest Income Recognized		0	0
Impaired Loans With No Related Allowance Recorded [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		20,651	19,934
Unpaid Principal Balance		34,553	39,633
Related Allowance		0	0
Average Recorded Investment		19,841	23,086
Interest Income Recognized		0	0
Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		40,667	30,989
Unpaid Principal Balance		42,140	35,398
Related Allowance		4,413	4,124
Average Recorded Investment		39,227	44,132
Interest Income Recognized		994	1,227
Impaired Loans With Related Allowance Recorded [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		227,041	248,588
Unpaid Principal Balance		242,974	264,523
Related Allowance		41,405	46,908
Average Recorded Investment		237,748	255,908
Interest Income Recognized		5,785	5,544
General C I [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		10,419	6,070
Unpaid Principal Balance		16,636	7,751
Related Allowance		0	0
Average Recorded Investment		12,009	9,858
Interest Income Recognized		0	0
General C I [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		34,334	21,063
Unpaid Principal Balance		34,470	23,335
Related Allowance		3,294	2,718
Average Recorded Investment		30,836	23,824
Interest Income Recognized		902	1,047
TRUPs [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		3,209	3,339
Unpaid Principal Balance		3,700	3,700
Related Allowance		925	925
Average Recorded Investment		3,274	12,149
Interest Income Recognized		0	0
Income C R E [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		0	2,468
Unpaid Principal Balance		0	9,389
Related Allowance		0	0
Average Recorded Investment		1,543	4,091
Interest Income Recognized		0	0
Income C R E [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		1,831	5,170
Unpaid Principal Balance		2,209	6,477
Related Allowance		62	390
Average Recorded Investment		3,757	6,671
Interest Income Recognized		70	148
Residential C R E [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment			0
Unpaid Principal Balance			0
Related Allowance			0
Average Recorded Investment			144
Interest Income Recognized			0
Residential C R E [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		1,293	1,417
Unpaid Principal Balance		1,761	1,886
Related Allowance		132	91
Average Recorded Investment		1,360	1,488
Interest Income Recognized		22	32
Home Equity [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	[1]	11,383	10,819
Unpaid Principal Balance	[1]	21,662	27,125
Related Allowance	[1]	0	0
Average Recorded Investment	[1]	11,168	12,069
Interest Income Recognized	[1]	0	0
Home Equity [Member] | Impaired Loans With Related Allowance Recorded [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		84,711	89,434
Unpaid Principal Balance		87,126	91,734
Related Allowance		15,927	14,392
Average Recorded Investment		87,659	87,099
Interest Income Recognized		2,092	2,137
R E Installment Loans [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	[1]	3,957	4,285
Unpaid Principal Balance	[1]	4,992	5,525
Related Allowance	[1]	0	0
Average Recorded Investment	[1]	4,255	4,609
Interest Income Recognized	[1]	0	0
R E Installment Loans [Member] | Impaired Loans With Related Allowance Recorded [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		53,409	61,146
Unpaid Principal Balance		54,559	62,148
Related Allowance		12,875	16,886
Average Recorded Investment		57,906	67,032
Interest Income Recognized		1,370	1,460
Permanent Mortgage Portfolio Segment [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	[1]	5,311	4,830
Unpaid Principal Balance	[1]	7,899	6,983
Related Allowance	[1]	0	0
Average Recorded Investment	[1]	4,418	6,408
Interest Income Recognized	[1]	0	0
Permanent Mortgage Portfolio Segment [Member] | Impaired Loans With Related Allowance Recorded [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		88,615	97,631
Unpaid Principal Balance		100,983	110,259
Related Allowance		12,470	15,463
Average Recorded Investment		91,838	101,343
Interest Income Recognized		2,310	1,933
Credit Card Other [Member] | Impaired Loans With Related Allowance Recorded [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		306	377
Unpaid Principal Balance		306	382
Related Allowance		133	167
Average Recorded Investment		345	434
Interest Income Recognized		$ 13	$ 14

[1]	All discharged bankruptcy loans are charged down to an estimate of net realizable value and do not carry any allowance.